UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:     6/30/13

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

THE BIONDO FUNDS

SEMI-ANNUAL REPORT
JUNE 30, 2013

1-800-672-9152
www.thebiondogroup.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Dear Fellow Shareholder,

The first half of 2013 is now in the books and will be recorded as a solid start for the US Equity markets.

Our Funds have performed well in the current year to date period. The Biondo Growth Fund was up 12.30% in the first half of the year, while The Biondo Focus Fund was up 16.40% for the same period.

Performance of The Biondo Growth Fund was negatively impacted by our overweight positions in the Information Technology sector.  While some of our individual positions have performed well, the sector has underperformed the broader benchmarks through June 30th.  In our view, the investments we have made in this sector provide a great opportunity for appreciation over the long-term and we remain committed to owning these companies.

The Biondo Focus Fund has outperformed the S&P 500 in the year-to-date period, fueled mainly by our overweight positions in the Financial Services and Healthcare sectors.  We continue to believe that our positions in these sectors will produce continued strong performance and we plan to keep our overweight positions for the foreseeable future.

During the latter part of the second quarter, market participants turned great attention to the Federal Reserve and concerns about rising interest rates.  As is well known, central banks across the globe have been pumping liquidity into the market.  Here in the US, the primary tool has been known as quantitative easing (QE).  Now in its third phase, QE has meant the Federal Reserve purchasing Treasury and Mortgage Bonds in significant amounts since its inception in late 2008.  The general aim has been to add money into the system, keeping interest rates low and encouraging risk-taking.

Many investors are concerned about what happens once the Federal Reserve stops this program.  Indeed, Ben Bernanke and other Fed officials have begun to signal some time frame for “tapering” of QE3.  While there appears to be several differing opinions on when this may occur and what effects may be seen, our view is that the Fed will remain accommodative to markets for the next 12-18 months.

Improvement in economic activity and lower unemployment may understandably curb the Fed’s appetite for such accommodation.  While many fear rising interest rates, we welcome their arrival if for the right reasons.  In our view, the Fed’s plan is progressing on track, and while future changes to their program may cause short-term market disruptions, the longer-term effects of their actions have aided the US economy in many ways.

The consensus among economists appears to call for improvement in the US economy in the second half of the year.  Housing, construction and manufacturing appear to be heading the right direction, which should in turn bode well for unemployment, which has remained stubbornly elevated throughout this slow economic recovery.

From an investment perspective, we remain optimistic regarding equities and believe this will be fertile for returns over the next 3-5 years.  Economically sensitive areas such as financials and cyclicals appear attractive, and we have been adding to positions in these areas in our Funds.  The majority of our attention, as always, remains on the individual companies that we invest in, and we believe that the portfolios we manage are in excellent condition.  We are invested in well-run companies with solid outlooks for future earnings and as always, are ready to make adjustments as necessary.

Very Truly Yours,

Joseph P. Biondo

Joseph R. Biondo

Joseph P. Biondo

Joseph R. Biondo

Chief  Investment Officer

Chief Executive Officer

Sources:  Dorsey, Wright & Associates, LLC; BlackRock; Federal Reserve; Bloomberg, Gemini Fund Services

1937-NLD-8/7/2013

The Biondo Growth Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2013

The Fund’s performance figures* for the period ending June 30, 2013, compared to its benchmarks:

	Six Months	One Year	Three Year	Five Year	Inception** - June 30, 2013
The Biondo Growth Fund – Investor Shares	12.30%	14.22%	8.73%	0.38%	0.40%
Russell 1000 Growth Total Return Index	11.80%	17.07%	18.68%	7.47%	6.33%
S&P 500 Total Return Index	13.82%	20.60%	18.45%	7.01%	5.15%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than one year are annualized.  For performance information current to the most recent month-end, please call 1-800-672-9152.

** Investor Shares inception date is May 3, 2006.

The Fund’s Top Ten Sectors are as follows:

Sectors	% of Net Assets	Sectors	% of Net Assets
Banks	15.3%	Commercial Services	7.1%
Biotechnology	10.0%	Internet	5.4%
Auto Manufacturers	9.6%	Semiconductors	4.7%
Chemicals	9.4%	Healthcare-Products	3.9%
Machinery-Diversified	8.3%	Other, Cash & Cash Equivalents	19.2%
Aerospace/Defense	7.1%		100.0%

                Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

The Biondo Focus Fund

PORTFOLIO REVIEW

June 30, 2013 (Unaudited)

The Fund’s performance figures* for the period ending June 30, 2013, compared to its benchmarks:

	Six Months	One Year	Three Year	Inception** - June 30, 2013
The Biondo Focus Fund	16.40%	17.73%	7.07%	1.08%
Dow Jones Industrial Average Total Return Index	15.20%	18.87%	18.23%	13.48%
S&P 500 Total Return Index	13.82%	20.60%	18.45%	12.59%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.   The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Performance figures for periods greater than one year are annualized.  For performance information current to the most recent month-end, please call 1-800-672-9152.

** Inception date is March 17, 2010.

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets	Sectors	% of Net Assets
Banks	40.3%	Machinery-Diversified	6.5%
Biotechnology	25.4%	Pharmaceuticals	5.5%
Healthcare-Products	14.8%	Computers	5.0%
Commercial Services	13.6%	Other, Cash & Cash Equivalents	(17.9)%
Auto Manufacturers	6.8%		100.0%

                Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013
Shares		Value
	COMMON STOCK & WARRANTS - 95.5%
	AEROSPACE/DEFENSE - 7.1%
12,500	B/E Aerospace, Inc. *	$ 788,500
15,000	Boeing Co.	1,536,600
		2,325,100
	AUTO MANUFACTURERS - 9.6%
150,000	Ford Motor Co.	2,320,500
7,500	Tesla Motors, Inc. *	805,725
		3,126,225
	BANKS - 15.3%
120,000	Bank of America Corp.	1,543,200
220,000	JPMorgan Chase & Co. - Warrants @ $42.42, Due 10/28/18 *	3,432,000
		4,975,200
	BIOTECHNOLOGY - 10.0%
20,000	Celgene Corp. *	2,338,200
18,000	Gilead Sciences, Inc. *	921,780
		3,259,980
	CHEMICALS - 9.4%
17,500	FMC Corp.	1,068,550
20,000	Monsanto Co.	1,976,000
		3,044,550
	COMMERCIAL SERVICES - 7.1%
4,000	Mastercard, Inc. - Class A	2,298,000

	COMPUTERS - 3.6%
3,000	Apple, Inc.	1,188,240

	ENVIRONMENTAL CONTROL - 0.8%
2,500	Stericycle, Inc. *	276,075

	FOOD - 1.6%
5,000	JM Smucker Co.	515,750

	HEALTHCARE - PRODUCTS - 3.9%
2,500	Intuitive Surgical, Inc. *	1,266,450

	HEALTHCARE - SERVICES - 0.4%
1,000	DaVita HealthCare Partners, Inc. *	120,800

	HOME BUILDERS - 2.8%
25,000	Lennar Corp.	901,000

	INTERNET - 5.4%
2,000	Google, Inc. - Class A *	1,760,740

See accompanying notes to financial statements.

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Shares		Value
	MACHINERY - DIVERSIFIED - 8.3%
20,000	Chart Industries, Inc. *	$ 1,881,800
7,500	Cummins, Inc.	813,450
		2,695,250
	MEDIA - 2.7%
4,000	Discovery Communications, Inc. *	308,840
5,000	Time Warner Cable, Inc.	562,400
		871,240
	OIL & GAS SERVICES - 0.5%
1,000	Core Laboratories NV	151,660

	PHARMACEUTICALS - 2.0%
22,500	Pacira Pharmaceuticals, Inc. *	652,500

	SEMICONDUCTORS - 4.7%
25,000	QUALCOMM, Inc.	1,527,000

	TRANSPORTATION - 0.3%
1,000	Genesee & Wyoming, Inc. *	84,840

	TOTAL COMMON STOCK & WARRANTS (Cost - $20,605,395)	31,040,600

	SHORT-TERM INVESTMENTS - 4.4%
	MONEY MARKET FUND - 4.4%
1,412,555	Dreyfus Treasury Prime Cash Management - Institutional Class, 0.00% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,412,555)	1,412,555

	TOTAL INVESTMENTS - 99.9% (Cost - $22,017,950) (a)	$ 32,453,155
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	44,860
	NET ASSETS - 100.0%	$ 32,498,015

(a) Represents cost for financial reporting purposes.  Aggregate cost for Federal tax purposes is $22,333,848 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 10,153,308
	Unrealized Depreciation:	(34,001)
	Net Unrealized Appreciation:	$ 10,119,307
* Non-income producing security.
** Money market fund: interest rate reflects seven-day effective yield on June 30 2013.

See accompanying notes to financial statements.

The Biondo Focus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013
Shares		Value
	COMMON STOCK & WARRANTS - 117.9%
	AUTO MANUFACTURERS - 6.8%
60,000	Ford Motor Co. ^	$ 928,200

	BANKS - 40.3%
85,000	Bank of America Corp.	1,093,100
125,000	Bank of America Corp. - Warrants @ $13.30, Due 1/16/19 *	682,500
205,000	JPMorgan Chase & Co. - Warrants @ $42.42, Due 10/28/18 * ^	3,198,000
40,000	Wells Fargo & Co. - Warrants @ $34.01, Due 10/28/18 *	546,800
		5,520,400
	BIOTECHNOLOGY - 25.4%
1,340	Ariad Pharmaceuticals, Inc. *	23,437
15,500	Celgene Corp. * ^	1,812,105
16,000	Gilead Sciences, Inc. *	819,360
11,000	Illumina, Inc. * ^	823,240
		3,478,142
	COMMERCIAL SERVICES - 13.6%
3,250	Mastercard, Inc. - Class A ^	1,867,125

	COMPUTERS - 5.0%
1,750	Apple, Inc. ^	693,140

	HEALTHCARE - PRODUCTS - 14.8%
10,000	Edwards Lifesciences Corp. *	672,000
1,500	Intuitive Surgical, Inc. * ^	759,870
50,000	MAKO Surgical Corp. * ^	602,500
		2,034,370
	MACHINERY - DIVERSIFIED - 6.5%
9,500	Chart Industries, Inc. * ^	893,855

	PHARMACEUTICALS - 5.5%
15,000	Pacira Pharmaceuticals, Inc. *	435,000
25,000	Vivus, Inc. *	314,500
		749,500

	TOTAL COMMON STOCK & WARRANTS (Cost - $12,310,745)	16,164,732

See accompanying notes to financial statements.

The Biondo Focus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Shares		Value
SHORT-TERM INVESTMENTS - 4.1%
MONEY MARKET FUNDS - 4.1%
561,381	Dreyfus Treasury Prime Cash Management - Institutional Class, 0.00% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $561,381)	$ 561,381

	TOTAL INVESTMENTS - 122.0% (Cost - $12,872,126) (a)	$ 16,726,113
	LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS - (22.0) %	(3,015,757)
	NET ASSETS - 100.0%	$ 13,710,356

(a) Represents cost for financial reporting purposes.  Aggregate cost for Federal tax purposes is $13,337,646 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 4,166,506
	Unrealized Depreciation:	(778,039)
	Net Unrealized Appreciation:	$ 3,388,467

^ All or a portion of the security is pledged as collateral for the line of credit. Total value of pledged securities at June 30, 2013 is $11,578,035.
* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2013.

See accompanying notes to financial statements.

The Biondo Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2013

	The Biondo Growth Fund	The Biondo Focus Fund
ASSETS
Investment securities:
At cost	$ 22,017,950	$ 12,872,126
At value	$ 32,453,155	$ 16,726,113
Receivable for Fund shares sold	4,769	-
Receivable for investments sold	64,349	2,014,535
Dividends and interest receivable	2,362	-
Prepaid expenses & other assets	18,623	8,718
TOTAL ASSETS	32,543,258	18,749,366

LIABILITIES
Line of Credit payable	-	4,999,999
Investment advisory fees payable	19,695	15,967
Fees payable to other affiliates	5,374	7,185
Payable for Fund shares redeemed	11,421	-
Distribution (12b-1) fees payable	6,339	2,661
Accrued interest	-	11,840
Accrued expenses and other liabilities	2,414	1,358
TOTAL LIABILITIES	45,243	5,039,010
NET ASSETS	$ 32,498,015	$ 13,710,356

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 35,094,831	$ 13,461,717
Accumulated net investment loss	(116,586)	(231,457)
Accumulated net realized loss from security transactions	(12,915,435)	(3,373,891)
Net unrealized appreciation of investments	10,435,205	3,853,987
NET ASSETS	$ 32,498,015	$ 13,710,356

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$ 32,498,015	$ 13,710,356
Shares of beneficial interest outstanding	3,235,864	1,323,670
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 10.04	$ 10.36

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

The Biondo Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2013

	The Biondo Growth Fund	The Biondo Focus Fund
INVESTMENT INCOME
Dividends (net of $48 and $0 foreign taxes withheld)	$ 148,791	$ 40,438
Interest	-	10
TOTAL INVESTMENT INCOME	148,791	40,448

EXPENSES
Investment advisory fees	173,306	104,630
Distribution (12b-1) fees - Investor Class	43,619	17,438
Administration fees	19,522	20,750
Fund accounting fees	11,727	11,769
Transfer agent fees	10,950	9,973
Legal fees	5,506	2,935
Compliance officer fees	5,470	3,889
Registration fees	4,755	9,934
Custody fees	3,272	4,674
Trustees' fees	2,698	4,850
Insurance expense	1,253	-
Audit fees	770	9,849
Shareholder reporting expense	240	1,893
Interest Expense	-	68,114
Other expenses	1,532	1,207
TOTAL EXPENSES	284,620	271,905

Less: Fees waived by the Advisor	(24,742)	-

NET EXPENSES	259,878	271,905
NET INVESTMENT LOSS	(111,087)	(231,457)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on transactions from Investments	2,861,353	511,171
Net change in unrealized appreciation (depreciation) on Investments	1,536,117	1,877,709

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,397,470	2,388,880

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$ 4,286,383	$ 2,157,423

See accompanying notes to financial statements.

The Biondo Funds
STATEMENTS OF CHANGES IN NET ASSETS

	The Biondo Growth Fund
	For the	For the
	Six Months Ended	Period Ended
	June 30, 2013	December 31, 2012 (a)
FROM OPERATIONS	(Unaudited)
Net investment loss	$ (111,087)	$ (378,931)
Net realized gain from investments	2,861,353	5,611,308
Net change in unrealized appreciation (depreciation)
of investments	1,536,117	(4,876,739)
Net increase in net assets resulting from operations	4,286,383	355,638

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	773,789	859,464
Class C	-	34,778
Payments for shares redeemed:
Investor Class	(11,468,822)	(13,010,645)
Class C	(261,064)	(127,712)
Redemption fee proceeds:
Investor Class	1,545	522
Class C	-	56
Net decrease in net assets from shares of beneficial interest	(10,954,552)	(12,243,537)

TOTAL DECREASE IN NET ASSETS	(6,668,169)	(11,887,899)

NET ASSETS
Beginning of Period	39,166,184	51,054,083
End of Period *	$ 32,498,015	$ 39,166,184
*Includes accumulated net investment loss of:	$ (116,586)	$ (5,499)

SHARE ACTIVITY - INVESTOR CLASS
Shares Sold	80,902	94,913
Shares Redeemed	(1,198,797)	(1,441,967)
Net decrease in shares of beneficial interest outstanding	(1,117,895)	(1,347,054)

SHARE ACTIVITY - CLASS C (b)
Shares Sold	-	3,846
Shares Redeemed	(28,419)	(14,231)
Net decrease in shares of beneficial interest outstanding	(28,419)	(10,385)

(a)	The Fund's fiscal year end changed from January 31 to December 31, effective February 1, 2012.
(b)	The Biondo Growth Fund Class C Shares stopped operations on February 28, 2013.

See accompanying notes to financial statements.

The Biondo Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	The Biondo Focus Fund
	For the	For the
	Six Months Ended	Period Ended
	June 30, 2013	December 31, 2012 (a)
FROM OPERATIONS	(Unaudited)
Net investment loss	$ (231,457)	$ (475,883)
Net realized gain (loss) from investments	511,171	(2,235,037)
Net change in unrealized appreciation (depreciation)
of investments	1,877,709	1,627,480
Net increase (decrease) in net assets resulting from operations	2,157,423	(1,083,440)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	747,015	2,258,187
Payments for shares redeemed	(3,308,685)	(5,979,913)
Redemption fee proceeds	4	-
Net decrease in net assets from shares of beneficial interest	(2,561,666)	(3,721,726)

TOTAL DECREASE IN NET ASSETS	(404,243)	(4,805,166)

NET ASSETS
Beginning of Period	14,114,599	18,919,765
End of Period *	$ 13,710,356	$ 14,114,599
*Includes accumulated net investment income (loss) of:	$ (231,457)	$ -

SHARE ACTIVITY - INVESTOR CLASS
Shares Sold	77,183	232,838
Shares Redeemed	(338,526)	(665,809)
Net decrease in shares of beneficial interest outstanding	(261,343)	(432,971)

(a)	The Fund's fiscal year end changed from January 31 to December 31, effective February 1, 2012.

See accompanying notes to financial statements.

The Biondo Focus Fund
STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended June 30, 2013

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets from operations	$ 2,157,423
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:

Proceeds from disposition of long-term investment securities	9,908,570
Purchases of long-term investment securites	(6,842,564)
Purchase of short-term investments, net	919,370
Increase in receivables for securities sold	(1,047,046)
Decrease in prepaid expenses	4,495
Increase in accrued expenses and other liabilities	2,507
Increase in due to custodian	(36,951)
Net change in unrealized appreciation (depreciation)	(1,877,709)
Net realized gain	(511,171)
Net cash provided by operating activities	2,676,924

CASH FLOWS FROM FINANCING ACTIVITIES
Fund shares issued	747,015
Fund shares redeemed	(3,308,685)
Increase in payable for Fund shares redeemed	(115,254)
Net cash used in financing activities	(2,676,924)

Net increase (decrease) in cash	-

CASH:
Beginning balance	-
Ending balance	$ -

SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest expense	$ 57,672

See accompanying notes to financial statements.

The Biondo Growth Fund
FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Investor Class
	Six Months Ended		Period Ended		Year Ended
	June 30,		December 31,		January 31,
	2013		2012 *		2012	2011	2010	2009	2008
	(Unaudited)

Net asset value, beginning of period	$ 8.94		$ 8.90		$ 9.72	$ 8.50	$ 6.13	$ 10.62	$ 10.61
Activity from investment operations:
Net investment loss (1)	(0.03)		(0.07)		(0.11)	(0.09)	(0.05)	(0.05)	(0.02)
Net realized and unrealized gain (loss)
on investments	1.13		0.11		(0.71)	1.31	2.42	(4.44)	0.27
Total income (loss) from investment operations	1.10		0.04		(0.82)	1.22	2.37	(4.49)	0.25

Paid-in-Capital from redemption fees (1,2)	0.00		0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net realized gains	-		-		-	-	-	-	(0.24)
Total distributions	-		-		-	-	-	-	(0.24)
Net asset value, end of period	$ 10.04		$ 8.94		$ 8.90	$ 9.72	$ 8.50	$ 6.13	$ 10.62
Total return (3)	12.30%	(4)	0.45%	(4)	(8.44)%	14.35%	38.66%	(42.28)%	2.14%
Net assets, end of period (in 000s)	$ 32,498		$ 38,917		$ 50,714	$ 61,768	$ 58,456	$ 38,076	$ 62,547

Ratio of gross expenses to average net assets (5)	1.64%	(6)	1.65%	(6)	1.74%	1.65%	1.63%	1.61%	1.62%
Ratio of net expenses to average net assets	1.50%	(6)	1.50%	(6)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment loss to average net assets	(0.64)%	(6)	(0.90)%	(6)	(1.14)%	(1.01)%	(0.78)%	(0.54)%	(0.26)%
Portfolio turnover rate	11%	(4)	46%	(4)	25%	59%	44%	45%	49%

*	The Fund's fiscal year end changed from January 31 to December 31, effective February 1, 2012.
(1)	Per share amounts calculated using average shares method which appropriately presents the per share data for the period.
(2)	Amount represents less than $0.01 per share.
(3)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.The returns shown exclude the effect of applicable redemption fees. Had the Advisor not waived a portion of its fees, total return would have been lower.

(4) Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized.

See accompanying notes to financial statements.

The Biondo Focus Fund
FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Investor Class
	Six Months Ended		Period Ended		Year Ended		Period Ended
	June 30,		December 31,		January 31,		January 31,
	2013		2012 *		2012		2011 (1)
	(Unaudited)

Net asset value, beginning of period	$ 8.91		$ 9.38		$ 10.61		$ 10.00
Activity from investment operations:
Net investment loss (2)	(0.16)		(0.24)		(0.25)		(0.24)
Net realized and unrealized gain (loss) on investments	1.61		(0.23)		(0.98)		0.85
Total income (loss) from investment operations	1.45		(0.47)		(1.23)		0.61

Paid-in-Capital from redemption fees (2)	-		-		0.00	(3)	-

Net asset value, end of period	$ 10.36		$ 8.91		$ 9.38		$ 10.61
Total return (4)	16.40%	(6)	(5.01)%	(6)	(11.59)%		6.10%	(6)
Net assets, end of period (in 000s)	$ 13,710		$ 14,115		$ 18,920		$ 20,966

Ratio of expenses to average net assets
including interest expense	3.90%	(5)	3.35%	(5)	2.62%		3.05%	(5)
Ratio of expenses to average net assets
excluding interest expense	2.92%	(5)	2.55%	(5)	2.34%		3.05%	(5)
Ratio of net investment loss to average net assets	(3.32)%	(5)	(2.95)%	(5)	(2.48)%		(2.88)%	(5)
Portfolio turnover rate	38%	(6)	83%	(6)	75%		55%	(6)
* The Fund's fiscal year end changed from January 31 to December 31, effective February 1, 2012.
(1) The Biondo Focus Fund commenced operations on March 17, 2010.
(2) Per share amounts calculated using average shares method which appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4) Total returns are historical in nature and assume changes in share price. The returns shown exclude the effect of applicable redemption fees.
(5) Annualized.
(6) Not annualized.

See accompanying notes to financial statements.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2013

1.

ORGANIZATION

The Biondo Growth Fund and The Biondo Focus Fund (collectively the “Funds”) are each a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005.  The Funds are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and are each an open-end management investment company.  The Funds each currently offers Investor Class shares.  The Biondo Growth Fund Investor Class shares commenced operations on May 3, 2006 and are offered at net asset value.  The Biondo Focus Fund Investor Class shares commenced operations on March 17, 2010 and are offered at net asset value.  The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.  The Biondo Funds changed their fiscal year end from January 31 to December 31, effective February 1, 2012.  The Biondo Growth Fund formerly offered Class C shares.  During a meeting of the Board for the Biondo Growth Fund held on February 6th and 7th, 2013, the Board determined that it was in the best interests of the Fund, and its shareholders to close Class C.  Shareholders received either a distribution of their prorata share of the Class C net assets or were moved into the Investor Class and Class C was closed on February 28, 2013.

The Biondo Growth Fund seeks capital appreciation, which it pursues by investing primarily in equity securities of companies that are believed by the Fund’s investment advisor to have above-average future growth potential relative to their peers.  The Biondo Focus Fund seeks long-term capital appreciation, which it pursues by investing primarily in a combination of long and short positions in (1) common stock of  U.S. companies of any capitalization; (2) American Depositary Receipts (“ADRs”) representing common stock of foreign companies; (3) investment grade fixed income securities; (4) exchange-traded funds ("ETFs") that invest primarily in (i) common stocks of U.S. companies, (ii) ADRs or (iii) investment grade fixed income securities; and (5) options on common stock, ADRs and ETFs.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date.  Debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (“Board”) based on methods which include consideration of: yields or prices of

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Each Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair   value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of each Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2013 for the Funds’ assets measured at fair value:

The Biondo Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock & Warrants	$ 31,040,600	$ -	$ -	$ 31,040,600
Short-Term Investments	1,412,555	-	-	1,412,555
Total	$ 32,453,155	$ -	$ -	$ 32,453,155

The Biondo Focus Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock & Warrants	$ 16,164,732	$ -	$ -	$ 16,164,732
Short-Term Investments	561,381	-	-	561,381
Total	$ 16,726,113	$ -	$ -	$ 16,726,113

The Funds did not hold any Level 2 or Level 3 securities during the period.  There were no transfers into or out of Level 1 and Level 2 during the period.  It is the Funds’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

*Refer to the Portfolios of Investments for security classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities.  Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributable net realized capital gains, if any, are declared and paid annually.  Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2011), or expected to be taken in the Funds’ 2012 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments.  The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

Options Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Call options are purchased to hedge against an increase in the value of securities held in the Funds’ portfolios.  If such an increase occurs, the call options will permit the Funds to purchase the securities underlying such options at the exercise price, not at the current market price.  Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios.  If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Sector Risk - The value of securities from a specific sector can be more volatile than the market as a whole and may be subject to economic or regulatory risks different than the economy as a whole.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to the following:

Fund	Purchases	Sales
The Biondo Growth Fund	$ 3,661,523	$ 15,403,214
The Biondo Focus Fund	6,842,564	9,908,570

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Biondo Investment Advisors, LLC serves as the Funds’ investment advisor (the “Advisor”).  The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.  A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of each Fund’s average daily net assets as follows:

Fund
The Biondo Growth Fund	1.00%
The Biondo Focus Fund	1.50%

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2014, to waive a portion of its advisory fee and has agreed to reimburse a portion of The Biondo Growth Fund’s other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses, such as litigation) does not exceed the following per class:

Fund	Investor Class
The Biondo Growth Fund	1.50%

These amounts will herein be referred to as the “expense limitations.”  For the six months ended June 30, 2013, the Advisor waived fees in the amount of $24,742 for The Biondo Growth Fund.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and The Biondo Growth Fund’s operating expenses are subsequently lower than its expense limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed the expense limitation.  If operating expenses subsequently exceed the expense limitation, the reimbursements for the Fund shall be suspended.  The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years or periods prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  The Board may terminate this expense reimbursement arrangement at any time.

As of December 31, 2012, the Advisor has $283,760 of waived expenses that may be recovered by the following dates:

Fund	January 31, 2014	January 31, 2015	December 31, 2015
The Biondo Growth Fund	$ 85,061	$ 134,548	$ 64,151

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan ("12b-1 Plan" or "Plan") for Investor Class shares.  The Plan provides that a monthly service fee is calculated by The Biondo Growth and The Biondo Focus Funds at an annual rate of 0.25% of the average daily net assets attributable to the Investor Class shares for each Fund.  Pursuant to the Plans, each of these Funds may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisers, and others for activities primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders. The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. During the six months ended June 30, 2013, The Biondo Growth Fund and The Biondo Focus Fund were charged $43,619 and $17,438, respectively, pursuant to the Plan.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

Northern Lights Distributors, LLC (the “Distributor”) acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s shares.  The Distributor is an affiliate of GFS.  For the six months ended June 30, 2013, the Distributor received no underwriting commissions.

Effective April 1, 2013, each Trustee who is not affiliated with the Trust or an investment adviser to any series of the Trust will receive a quarterly fee of $27,625 for his attendance at the regularly scheduled meetings of the Board of Trustees, to be paid in advance of each calendar quarter, as well as reimbursement for any reasonable expenses incurred.  Prior to April 1, 2013 each Trustee who is not affiliated with the Trust or an adviser received a quarterly fee of $21,500.  Effective July 1, 2013, in addition to the quarterly fees and reimbursements, the Chairman of the Board receives a $30,000 annual fee, and the Audit Committee Chairman receives a $15,000 annual fee, allocated between the Northern Lights Fund Trust and Northern Lights Variable Trust, each to be paid quarterly.

Additionally, in the event a meeting of the Board of Trustees other than its regularly scheduled meetings (a “Special Meeting”) is required, each Independent Trustee will receive a fee of $2,500 per Special Meeting, as well as reimbursement for any reasonable expenses incurred, to be paid by the relevant series of the Trust or its investment adviser depending on the circumstances necessitating the Special Meeting.

The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, each Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.  Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For the provision of these services, Gemcom receives customary fees from the Funds.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

5. BANK LINE OF CREDIT

The Biondo Focus Fund has a secured $5,000,000 bank line of credit through Lakeland Bank (“the Bank”) for purpose of investment purchases subject to the limitations of the 1940 Act for borrowings.  The Biondo Focus Fund has until June 1, 2014 to pay back the line of credit.  Borrowings under this arrangement bear interest, i) at the lender’s prime rate minus 0.50% or ii) 2.75% per annum at the time of borrowing.  During the six months ended June 30, 2013, the Fund incurred $68,114 of interest expense related to the borrowings.  Average borrowings and the average interest rate during the six months ended June 30, 2013 were $5,000,000 and 2.75%, respectively.  The largest outstanding borrowing during the six months ended June 30, 2013 was $5,000,000.  As of June 30, 2013, the Fund had $4,999,999 of outstanding borrowings.

As collateral security for the bank line of credit, the Fund grants the Bank a first position security interest in and lien on all securities of any kind or description held by the Fund.  As of June 30, 2013, the Fund had $11,578,035 in securities pledged as collateral for the line of credit.

6. REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the six months ended June 30, 2013, the Funds assessed $1,545 and $4 in redemption fees on The Biondo Growth Fund and The Biondo Focus Fund, respectively.

7. TAX COMPONENTS OF CAPITAL

As of December 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss		Other	Unrealized	Total
	Ordinary	Long-Term	Carry	Post October	Book/Tax	Appreciation/	Accumulated
	Income	Gains	Forwards	Losses	Differences	(Depreciation)	Earnings/(Deficits)
Growth Fund	$ -	$ -	$ (15,460,890)	$ -	$ (5,499)	$ 8,583,190	$ (6,883,199)
Focus Fund	-	-	(3,247,550)	(171,992)	-	1,510,758	(1,908,784)

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized loss from security and options transactions is primarily attributable to the tax deferral of losses on wash sales and straddles. The difference between book basis and tax basis accumulated net investment loss for the Growth Fund is primarily attributable to the unamortized portion of organizational expenses for tax purposes of $5,499.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such capital losses as follows:

Capital
Losses
Growth Fund	$ -
Focus Fund	171,992

At December 31, 2012, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total	Expiration
Growth Fund	$ 1,156,135	$ -	$ 1,156,135	2017
	12,560,779	-	12,560,779	2018
	1,743,976	-	1,743,976	2019
	$ 15,460,890	$ -	$ 15,460,890
Focus Fund	1,388,321	1,859,229	3,247,550	Non-expiring

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses resulted in reclassification for the Funds for the period ended December 31, 2012 as follows:

	Paid in	Accumulated Net
	Capital	Investment Losses
Growth Fund	$ (379,599)	$ 379,599
Focus Fund	(475,883)	475,883

8. CONCENTRATION

As of June 30, 2013, the Biondo Focus Fund had 40.3% and 25.4% of the value of net assets invested in stocks and warrants within the Bank sector and Biotechnology sector, respectively.

9. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

10.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.  Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

The Biondo Funds

EXPENSE EXAMPLES (Unaudited)

June 30, 2013

As a shareholder of The Biondo Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in The Biondo Growth Fund and The Biondo Focus Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 through June 30, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on The Biondo Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13– 6/30/13	Expense Ratio During Period 1/1/13 – 6/30/13
The Biondo Growth Fund	$1,000.00	$ 1,124.20	$ 7.90	1.50%
The Biondo Focus Fund	1,000.00	1,164.00	20.92	3.90%
Hypothetical (5% return before expenses)	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period** 1/1/13– 6/30/13	Expense Ratio During Period 1/1/13 – 6/30/13
The Biondo Growth Fund	$1,000.00	$1,017.36	$ 7.50	1.50%
The Biondo Focus Fund	1,000.00	1,005.46	19.39	3.90%

*“Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**“Hypothetical” expense information for each Fund is presented on the basis of the full one-half year period to enable comparison to other funds.  Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

The Biondo Funds

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2013

Renewal of Advisory Agreement – Biondo Focus Fund and Biondo Growth Fund *

In connection with a meeting held on September 26, 2012, (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”) between Biondo Investment Advisors, LLC (the “Advisor”) and the Trust, on behalf of the Biondo Focus Fund (“Focus Fund”) and Biondo Growth Fund (“Growth Fund”) (each a “Fund”, collectively referred to as the  “Biondo Funds”).

The Board Members were assisted by independent legal counsel throughout the Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each of the Agreements. Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees noted that the Advisor is utilizing leverage, options and warrants in pursuing the strategies for the Biondo Funds, which are generally not traditional strategies used by mutual funds, and thereby benefits shareholders by attempting to bring additional value to the process.  The Trustees considered the Advisor’s representations that it is employing new disciplines with respect to the Funds to monitor compliance with each Fund’s investment limitations.  The Board acknowledged that there have not been any compliance issues, material or otherwise, in the last year.  Management commented that the Advisor works collaboratively, and that Trust compliance staff has noted that they enjoy a good working relationship with the Advisor, and the Advisor is compliance minded and works to proactively to address potential risks.  The Trustees noted these positive service attributes.

Performance.  The Advisor informed the Board that performance over the last three years, with respect to the Growth Fund, is not indicative of expected future outcomes given the specific stocks they have selected, and that they believe their strategy will ultimately bear fruit.  The Board noted that the Funds have seen improved performance in recent months and noted that, for the year to date period ended September 26, 2012, the Focus Fund was up 12.76% and the Growth Fund was up 8.81% over the same period.  The Board considered that, with respect to performance, the Advisor noted that it was “looking at things through a very long term lens.”  They acknowledged that performance has trailed, but based upon extensive discussion with and representations by the Advisor and improved performance year to date, the Board concluded that the Advisor has the potential to deliver reasonable performance.

Fees and Expenses.  The Board noted that the Advisor confirmed to the Board that, while the fees are higher than the peer group and the Morningstar category, the vast majority of the shareholders are clients of the Advisor, and that if these shareholders had separate accounts, they would generally be charged a higher fee based on the fact that separate accounts are usually smaller in size.  The Trustees noted that the Advisor believes, based on discussions with shareholders, that the fee is not a deciding factor for their initial and continued investment in the Funds.  They further noted, however, that if this should change and shareholders expressed concern, the Advisor acknowledged that it would consider revisions to the fee structure.  The Trustees concluded that, based on the peer group comparison, fees charged by the Advisor for separate accounts, and other factors, the fees were not unreasonably high for either Fund.

Economies of Scale.  The Trustees noted that the Advisor indicated that it is amenable to the discussion of breakpoints in the future, but noted that each Fund’s current asset levels are not high enough to justify breakpoints at this time.  After discussion, it was the consensus of the Board that based on the current and anticipated size of each Fund, asset levels do not warrant breakpoints at this time, but economies of scale would be revisited if the size of either Fund materially increases.

The Biondo Funds

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2013

Profitability.  The Board noted that, with respect to each Fund, the profit margin as a percent of revenue is fairly high, but the profit in real dollars was modest.  The Trustees agreed that the percentage of profit is not the only relevant consideration and noted that the overall dollars received as compensation is not excessive given the costs and risks associated with managing a mutual fund.  They further noted that there are no payments made by the Funds to the Advisor other than advisory fees.  The Board concluded that the profits for each Fund were not significant or excessive.

Conclusion.  Having requested and received such information from the Advisor as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement was in the best interests of the Trust and each Fund's shareholders.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-800-672-9152 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-672-9152.

INVESTMENT ADVISOR

Biondo Investment Advisors, LLC

540 Routes 6 & 209, PO Box 909

Milford, Pennsylvania 18337

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

8/27/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/27/13